Document And Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	AMPCO-PITTSBURGH CORPORATION
Entity Central Index Key	0000006176
Entity Emerging Growth Company	false
Entity File Number	1-898
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	25-1117717
Entity Address, Address Line One	726 Bell Avenue
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Carnegie
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15106
City Area Code	412
Local Phone Number	456-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	AP
Security Exchange Name	NYSE